PENSIONS (Tables)	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Schedule of employer contributions to defined contributions	The total contributions to our defined contribution scheme were as follows:

(in thousands of $)	2016	2015	2014
Employers' contributions	1,324	1,035	684

Components of net periodic benefit cost
The components of net periodic benefit costs are as follows:

(in thousands of $)	2016	2015	2014
Service cost	302	379	369
Interest cost	2,051	2,042	2,359
Expected return on plan assets	(806)	(946)	(984)
Recognized actuarial loss	1,060	1,195	998
Net periodic benefit cost	2,607	2,670	2,742

Reconciliation of benefit obligation
The change in benefit obligation and plan assets and reconciliation of funded status as of December 31 are as follows:

(in thousands of $)	2016	2015
Reconciliation of benefit obligation:
Benefit obligation at January 1	49,473	53,166
Service cost	302	379
Interest cost	2,051	2,042
Actuarial loss (gain)	3,547	(2,547)
Foreign currency exchange rate changes	(1,887)	(509)
Benefit payments	(3,110)	(3,058)
Benefit obligation at December 31	50,376	49,473

Reconciliation of fair value of plan assets
The accumulated benefit obligation at December 31, 2016 and 2015 was $49.1 million and $48.5 million, respectively.

(in thousands of $)	2016	2015
Reconciliation of fair value of plan assets:
Fair value of plan assets at January 1	13,194	14,496
Actual return on plan assets	1,994	(155)
Employer contributions	2,342	2,411
Foreign currency exchange rate changes	(1,917)	(500)
Benefit payments	(3,110)	(3,058)
Fair value of plan assets at December 31	12,503	13,194

(in thousands of $)	2016	2015
Projected benefit obligation	(50,376)	(49,473)
Fair value of plan assets	12,503	13,194
(Unfunded) funded status (1)	(37,873)	(36,279)

Employer contributions and benefits paid under the pension plans include $2.3 million (2015: $2.4 million) paid from employer assets for the year ended December 31, 2016.

(1) Our plans compose of two plans.

Reconciliation of funded status
The details of these plans are as follows:

	December 31, 2016			December 31, 2015
(in thousands of $)	UK Scheme	Marine Scheme	Total	UK Scheme	Marine Scheme	Total
Projected benefit obligation	(10,461)	(39,915)	(50,376)	(10,145)	(39,328)	(49,473)
Fair value of plan assets	10,651	1,852	12,503	10,277	2,917	13,194
Funded status at end of year	190	(38,063)	(37,873)	132	(36,411)	(36,279)

Pensions:
Asset allocation of retirement schemes
The fair value of our plan assets, by category, as of December 31, 2016 and 2015 were as follows:

(in thousands of $)	2016	2015
Equity securities	8,936	9,620
Debt securities	2,860	3,032
Cash	707	542
	12,503	13,194

Amounts recognized in accumulated other comprehensive income
The amounts recognized in accumulated other comprehensive income consist of:

(in thousands of $)	2016	2015
Net actuarial loss	12,956	12,400
As at December 31, 2016, 2015 and 2014, our accumulated other comprehensive (loss) income balances consisted of the following components:

(in thousands of $)	2016	2015	2014
Net gain (loss) on qualifying cash flow hedging instruments, including share of affiliate	3,414	(192)	8,672
Losses associated with pensions	(12,956)	(12,400)	(15,251)
Accumulated other comprehensive loss	(9,542)	(12,592)	(6,579)

The components of accumulated other comprehensive (loss) income consisted of the following:

	Pension and post retirement benefit plan adjustments	Gains (losses) on cash flow hedges	Share of affiliates comprehensive income	Total accumulated comprehensive (loss) income
Balance at December 31, 2013	(12,731)	(2,676)	4,679	(10,728)
Other comprehensive (loss) income income before reclassification	(2,520)	3,483	(49)	914
Amount reclassified from accumulated other comprehensive income	—	3,235	—	3,235
Net current-period other comprehensive (loss) income	(2,520)	6,718	(49)	4,149
Balance at December 31, 2014	(15,251)	4,042	4,630	(6,579)
Other comprehensive income (loss) before reclassification	2,851	—	(4,822)	(1,971)
Amount reclassified from accumulated other comprehensive income	—	382	—	382
Net current-period other comprehensive income (loss)	2,851	382	(4,822)	(1,589)
Transfer of additional paid in capital	—	(4,424)	—	(4,424)
Balance at December 31, 2015	(12,400)	—	(192)	(12,592)
Other comprehensive (loss) income income before reclassification	(556)	—	3,606	3,050
Amount reclassified from accumulated other comprehensive income	—	—	—	—
Net current-period other comprehensive (loss) income	(556)	—	3,606	3,050
Transfer of additional paid in capital	—	—	—	—
Balance at December 31, 2016	(12,956)	—	3,414	(9,542)

Expected contributions to pension schemes	We are expected to make the following contributions to the schemes during the year ended December 31, 2017, as follows:

(in thousands of $)	UK scheme	Marine scheme
Employer contributions	370	1,800

Expected pension disbursements
We are expected to make the following pension disbursements as follows:

(in thousands of $)	UK scheme	Marine scheme
2017	284	3,000
2018	370	3,000
2019	308	3,000
2020	432	3,000
2021	493	3,000
2022 - 2026	2,467	15,000

Weighted average assumptions used
The weighted average assumptions used to determine the benefit obligation for our plans for the years ended December 31 are as follows:

	2016	2015
Discount rate	3.87%	4.34%
Rate of compensation increase	2.38%	2.07%

The weighted average assumptions used to determine the net periodic benefit cost for our plans for the years ended December 31 are as follows:

	2016	2015
Discount rate	4.34%	3.95%
Expected return on plan assets	6.75%	6.75%
Rate of compensation increase	2.07%	2.21%

Marine Scheme
Pensions:
Asset allocation of retirement schemes
The asset allocation for our Marine scheme at December 31, 2016 and 2015, by asset category are as follows:

Marine scheme	2016 (%)	2015 (%)
Equity	30-65	30-65
Bonds	10-50	10-50
Other	20-40	20-40
Total	100	100

UK Scheme
Pensions:
Asset allocation of retirement schemes	The asset allocation for our UK scheme at December 31, 2016 and 2015, by asset category are as follows:

UK scheme	2016 (%)	2015 (%)
Equity	75.2	75.7
Bonds	24.8	24.3
Total	100	100